Financial risk management (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Disclosure of nature and extent of risks arising from financial instruments
The following tables show the net monetary position of the respective subsidiaries within the Group categorized by functional currency. Non-US dollar amounts are presented in US dollars for purpose of these tables.

	2017
	Subsidiaries’ functional currency
Net monetary position (Liability)/ Asset	Argentine Peso	Brazilian Reais	Uruguayan Peso	US Dollar	Total
Argentine Peso	(21,958)	—	—	—	(21,958)
Brazilian Reais	—	(17,134)	—	—	(17,134)
US Dollar	(204,446)	(461,966)	20,451	124,125	(521,836)
Uruguayan Peso	—	—	(1,101)	—	(1,101)
Total	(226,404)	(479,100)	19,350	124,125	(562,029)

	2016
	Subsidiaries’ functional currency
Net monetary position (Liability)/ Asset	Argentine Peso	Brazilian Reais	Uruguayan Peso	US Dollar	Total
Argentine Peso	1,518	—	—	—	1,518
Brazilian Reais	—	(203,070)	—	—	(203,070)
US Dollar	(44,088)	(307,088)	(7,714)	78,801	(280,089)
Uruguayan Peso	—	—	(35)	—	(35)
Total	(42,570)	(510,158)	(7,749)	78,801	(481,676)
A portion of this effect would have been recognized as other comprehensive income since a portion of the Company’s borrowings was used as cash flow hedge of the foreign exchange rate risk of a portion of its highly probable future sales in US dollars (see Hedge Accounting - Cash Flow Hedge below for details).

		Functional currency
Net monetary position		Argentine Peso	Brazilian Reais	Uruguayan Peso	Total
2017	US Dollar	(20,445)	(46,197)	2,045	(64,597)
2016	US Dollar	(4,409)	(30,709)	(771)	(35,889)

Disclosure of maturity analysis for non-derivative financial liabilities
The tables below analyzes the Group’s non-derivative financial liabilities and derivative financial liabilities into relevant maturity groupings based on the remaining period at the statement of financial position to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows and as a result they do not reconcile to the amounts disclosed on the statement of financial position except for short-term payables when discounting is not applied.

At December 31, 2017	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 Years	Total
Trade and other payables	85,239	557	49	221	86,066
Borrowings	197,975	96,867	56,486	797,226	1,148,554
Derivative financial instruments	552	—	—	—	552
Total	283,766	97,424	56,535	797,447	1,235,172

At December 31, 2016	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 Years	Total
Trade and other payables	79,715	1,082	19	326	81,142
Borrowings	239,588	218,717	221,036	35,702	715,043
Derivative financial instruments	6,406	662	—	—	7,068
Total	325,709	220,461	221,055	36,028	803,253

Disclosure of maturity analysis for derivative financial liabilities
The tables below analyzes the Group’s non-derivative financial liabilities and derivative financial liabilities into relevant maturity groupings based on the remaining period at the statement of financial position to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows and as a result they do not reconcile to the amounts disclosed on the statement of financial position except for short-term payables when discounting is not applied.

At December 31, 2017	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 Years	Total
Trade and other payables	85,239	557	49	221	86,066
Borrowings	197,975	96,867	56,486	797,226	1,148,554
Derivative financial instruments	552	—	—	—	552
Total	283,766	97,424	56,535	797,447	1,235,172

At December 31, 2016	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 Years	Total
Trade and other payables	79,715	1,082	19	326	81,142
Borrowings	239,588	218,717	221,036	35,702	715,043
Derivative financial instruments	6,406	662	—	—	7,068
Total	325,709	220,461	221,055	36,028	803,253

Disclosure of financial instruments by type of interest rate
The following tables show a breakdown of the Group’s fixed-rate and floating-rate borrowings per currency denomination and functional currency of the subsidiary issuing the loans (excluding finance leases). These analyses are performed after giving effect to interest rate swaps.

The analysis for the year ended December 31, 2017 and 2016 is as follows:

	2017
	Subsidiaries’ functional currency
Rate per currency denomination	Argentine Peso	Brazilian Reais	Uruguayan Peso	US Dollar	Total
Fixed rate:
Argentine Peso	6,448	—	—	—	6,448
Brazilian Reais	—	96,951	—	—	96,951
US Dollar	68,963	34,675	10,010	504,004	617,652
Subtotal fixed-rate borrowings	75,411	131,626	10,010	504,004	721,051
Variable rate:
Brazilian Reais	—	27,668	—	—	27,668
US Dollar	49,599	19,535	—	—	69,134
Subtotal variable-rate borrowings	49,599	47,203	—	—	96,802
Total borrowings as per analysis	125,010	178,829	10,010	504,004	817,853
Finance leases	105	—	—	—	105
Total borrowings as per statement of financial position	125,115	178,829	10,010	504,004	817,958

	2016
	Subsidiaries’ functional currency
Rate per currency denomination	Argentine Peso	Brazilian Reais	Uruguayan Peso	US Dollar	Total
Fixed rate:
Argentine Peso	1,005	—	—	—	1,005
Brazilian Reais	—	131,495	—	—	131,495
US Dollar	15,065	37,937	29,069	—	82,071
Subtotal fixed-rate borrowings	16,070	169,432	29,069	—	214,571
Variable rate:
Brazilian Reais	—	65,408	—	—	65,408
US Dollar	48,677	306,559	—	—	355,236
Subtotal variable-rate borrowings	48,677	371,967	—	—	420,644
Total borrowings as per analysis	64,747	541,399	29,069	—	635,215
Finance leases	181	—	—	—	181
Total borrowings as per statement of financial position	64,928	541,399	29,069	—	635,396

For the years ended December 31, 2017 and 2016, if interest rates on floating-rate borrowings had been 1% higher with all other variables held constant, the Group’s Profit before income tax for the years would have decreased as shown below. A 1% decrease in interest rates would have an equal and opposite effect on the income statement.

	2017
	Subsidiaries’ functional currency
Rate per currency denomination	Argentine Peso	Brazilian Reais	Uruguayan Peso	US Dollar	Total
Variable rate:
Brazilian Reais	—	(277)	—	—	(277)
US Dollar	(496)	(195)	—	—	(691)
Total effects on profit before income tax	(496)	(472)	—	—	(968)

	2016
	Subsidiaries’ functional currency
Rate per currency denomination	Argentine Peso	Brazilian Reias	Uruguayan Peso	US Dollar	Total
Variable rate:
Brazilian Reais	—	(654)	—	—	(654)
US Dollar	(487)	(3,066)	—	—	(3,553)
Total effects on profit before income tax	(487)	(3,720)	—	—	(4,207)

Disclosure of capital risk management
During the year ended December 31, 2017, the strategy was to maintain the gearing ratio within 0.45 to 0.60, as follows:

	2017	2016
Total debt	817,958	635,396
Total equity	645,131	671,673
Total capital	1,463,089	1,307,069
Gearing ratio	0.56	0.49

Disclosure of financial instruments
As of December 31, 2017:

	2017
Type of derivative contract	Quantities (thousands) (**)	Notional amount	Fair Value Asset/ (Liability)	(Loss)/Gain (*)
Futures:
Sale
Corn	(33)	(3,198)	48	361
Soybean	83	19,195	670	(765)
Wheat	(45)	(7,083)	(38)	(38)
Sugar	343,874	121,072	3,231	3,808
Options:
Sell put
Sugar	3,572	83	54	(30)
Total	347,451	130,069	3,965	3,336

As of December 31, 2016:

	2016
Type of derivative contract	Quantities (thousands) (**)	Notional amount	Fair Value Asset/ (Liability)	(Loss)/Gain (*)
Futures:
Sale
Corn	66	9,436	46	46
Soybean	120	42,330	(1,171)	(1,170)
Sugar	17,020	9,144	722	64
Ethanol	6,900	3,978	(40)	(40)
Options:
Buy put
Soybean	14	464	644	181
Sugar	70,510	(6,734)	5,374	352
Sell call
Sugar	54,597	3,058	(3,219)	(105)
Sell put
Sugar	14,528	748	(763)	(1,625)
Total	163,755	62,424	1,593	(2,297)
(*) Included in the line item “(Loss) / Gain from commodity derivative financial instruments” of Note 8.
(**) All quantities expressed in tons and m3.
Commodity future contract fair values are computed with reference to quoted market prices on future exchanges.